Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Deposits By Component Alternative

As of December 31, customer deposits were categorized as interest-bearing or non-interest-bearing as follows

(Millions)	2014	2013
U.S.:
Interest-bearing	$43,279	$40,831
Non-interest-bearing (includes Card Member credit balances of: 2014, $372 million; 2013, $340 million)	418	360
Non-U.S.:
Interest-bearing	115	121
Non-interest-bearing (includes Card Member credit balances of: 2014, $347 million; 2013, $437 million)	359	451
Total customer deposits	$44,171	$41,763

Deposits By Type

Customer deposits by deposit type as of December 31 were as follows:

(Millions)	2014	2013
U.S. retail deposits:
Savings accounts ― Direct	$26,159	$24,550
Certificates of deposit:
Direct	333	489
Third-party	7,838	6,929
Sweep accounts ―Third-party	8,949	8,863
Other retail deposits:
Non-U.S. deposits and U.S. non-interest bearing deposits	173	155
Card Member credit balances ― U.S. and non-U.S.	719	777
Total customer deposits	$44,171	$41,763

Time Deposits By Maturity

The scheduled maturities of certificates of deposit as of December 31, 2014 were as follows:

(Millions)	U.S.	Non-U.S.	Total
2015	1,744	$21	$1,765
2016	2,136	―	2,136
2017	1,491	―	1,491
2018	1,480	―	1,480
2019	1,304	―	1,304
After 5 years	16	―	16
Total	$8,171	$21	$8,192

Time Deposits $250,000 Or More	As of December 31, certificates of deposit in denominations of $250,000 or more, in the aggregate, were as follows:
(Millions)	2014	2013
U.S.	$111	$148
Non-U.S.	17	―
Total	$128	$148